Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non current assets

	2020	2019
	£m	£m
Other receivables	35	28
Non-current tax assets	65	56
Prepayments	19	7
Accrued income¹	235	173
	354	264

1.	Includes accrued income in relation to property sales to the St William joint venture.